NOMURA PARTNERS FUNDS, INC.

INDIA FUND

SUPPLEMENT DATED MARCH 6, 2009

TO THE PROSPECTUS DATED DECEMBER 23, 2008, AS

SUPPLEMENTED JANUARY 14, 2009 AND JANUARY 16, 2009

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus and Supplement dated January 16, 2009.

Effective March 6, 2009, the India Fund is closed to new investors.

INVESTMENT COMPANY ACT FILE NO: 811-01090	NOM-PS-002-0309